COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Disclosure of commitments and contigencies

	Total	1 year	2-3 years	4-5 years	Thereafter
Operating lease payments	$44	$12	$32	$—	$—
Drilling services	780	780	—	—	—
Equipment purchases	1,433	1,433	—	—	—
Total commitments	$2,257	$2,225	$32	$—	$—